Prepaid expenses	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Prepaid expenses
7.	Prepaid expenses
The Group pays commissions to its retail stores and authorized dealers, primarily for wireless and fixed-line telecommunication services. The Group capitalized certain costs associated with commissions paid to retail stores and authorized dealers to obtain new and retained customer contracts as prepaid expenses. These prepaid expenses are amortized on a straight-line basis over the periods that the Group expects to maintain its customers.
(1)    Details of prepaid expenses as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Current assets:
Incremental costs of obtaining contracts	￦	1,888,182	1,886,680
Others		86,133	100,823

	￦	1,974,315	1,987,503

Non-current assets:
Incremental costs of obtaining contracts	￦	996,180	977,236
Others		77,242	91,912

	￦	1,073,422	1,069,148

(2) Incremental costs of obtaining contracts
The amortization in connection with incremental costs of obtaining contracts recognized for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021(*)	2020(*)
Amortization recognized	￦	2,485,593	2,634,134	2,418,947

(*)	Includes amounts related to discontinued operations.